Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 43.9
Debt and capital lease obligations	2,204.6	$ 2,907.9
Current portion of long-term debt	(43.9)	(74.0)
Debt outstanding
Long-term debt	2,160.7	2,833.9
Total debt	2,204.6
Long-term Debt, Maturities, Repayments of Principal in Year Two	41.7
Long-term Debt, Maturities, Repayments of Principal in Year Three	45.4
Long-term Debt, Maturities, Repayments of Principal in Year Four	45.3
Long-term Debt, Maturities, Repayments of Principal in Year Five	268.4
Long-term Debt, Maturities, Repayments of Principal after Year Five	1,771.8
Debt Instrument, Unamortized Discount (Premium), Net	(11.9)
Senior Loans [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount	7.3	4.3
Unamortized Deferred Fees	$ 3.8	4.0
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	3.50%
Debt and capital lease obligations	$ 1,855.6	1,877.5
Debt outstanding
Debt Instrument, Maturity Date	Apr. 09, 2021
Senior Secured Term Loan A [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount	$ 0.7	0.0
Unamortized Deferred Fees	$ 0.1	0.0
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	2.86%
Debt and capital lease obligations	$ 340.4	0.0
Debt outstanding
Debt Instrument, Maturity Date	Jun. 30, 2020
Senior Secured Revolving Line Of Credit [Member]
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	3.75%
Debt and capital lease obligations	$ 0.0	50.0
Debt outstanding
Debt Instrument, Maturity Date	Jun. 30, 2020
9.625% Senior Note [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	9.625%
Debt Instrument, Unamortized Discount	$ 0.0	0.0
Unamortized Deferred Fees	0.0	22.1
Debt and capital lease obligations	$ 0.0	577.9
8.125 % Senior Note [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	8.125%
Debt Instrument, Unamortized Discount	$ 0.0	1.3
Unamortized Deferred Fees	0.0	5.9
Debt and capital lease obligations	0.0	392.8
Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Debt and capital lease obligations	6.2	7.4
Capital lease obligations [Member]
Debt Instrument [Line Items]
Debt and capital lease obligations	$ 2.4	$ 2.3